Subsequent Events (Details) $ / shares in Units, ¥ in Millions								1 Months Ended
	Oct. 03, 2022 $ / shares shares	Sep. 19, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($) shares	Jun. 14, 2022 USD ($) shares	Jun. 14, 2022 CNY (¥) shares	Feb. 03, 2022 USD ($)	Jun. 22, 2022 USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 15, 2021
Subsequent Events (Details) [Line Items]
Equity interest percentage					55.00%	55.00%			100.00%	20.00%	20.00%
Consideration amount					$ 450,000	¥ 3
Ordinary shares					28,041,992	28,041,992
Fair value (in Dollars) | $							$ 2,000,091	$ 322,500
Reverse stock split shares	5,453,106
Minimum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Maximum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.002
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares				28,041,992
Fair value (in Dollars) | $				$ 8,496,724
Ordinary shares, value (in Dollars) | $				2,804
Additional paid-in capital (in Dollars) | $				$ 8,493,919
Issuane of ordinary shares value (in Dollars) | $		$ 12,300,000	$ 3,600,000
Issuane of ordinary shares		1,329,729	16,363,636
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.22
Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares	109,042,123
Issued and outstanding of ordinary share	1
Reverse stock split shares	5,453,106
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.002